Derivative Instruments - Narrative (Details) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) tbtu	Dec. 31, 2019 USD ($) tbtu	Dec. 31, 2018 USD ($) tbtu
Liquefaction Supply Derivatives [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, Collateral, Right to Reclaim Cash		$ 0.0	$ (5.0)	$ 4.5
Liquefaction Supply Derivatives [Member] | Previously Reported [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, Collateral, Right to Reclaim Cash			$ 4.5
CCL [Member] | Natural Gas Supply Agreement [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, Nonmonetary Notional Amount | tbtu		91	120	55
CCL [Member] | Physical Liquefaction Supply Derivatives [Member] | Maximum
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract		10 years	8 years
CCL [Member] | Liquefaction Supply Derivatives [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Derivative, Nonmonetary Notional Amount | tbtu		3,094	3,153	2,854
CCH Credit Facility [Member]
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Line of Credit Facility, Increase (Decrease), Net	$ (1,500.0)